STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 01, 2024	Sep. 15, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 20, 2026	Jul. 02, 2023	Mar. 02, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued									2,000,000
Common stock price per share									$ 0.42
Warrants receivable								3,250,000
Warrants per share								$ 0.001
Warrants issued shares		500,000
Consulting expenses		$ 602,179
Warrants issued	800,000		277,778
Value of warrants issued	$ 215,962
Change in fair value of derivatives			$ 7,415
Issued shares of stock exercised				1,991,930
Issued shares of stock exercised, value				$ 28,987
Issued shares for services			117,000	125,000
Issued shares for services, value			$ 23,400	$ 47,500	$ 177,135	$ 338,900
Issued shares for convertible debentures			11,327,804	4,961,709
Issued shares for convertible debentures, value			$ 121,178	$ 961,193
Shares issued, value			$ 137,192
Shares issued			29,047,900
Equity Purtchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum purchase amount							$ 30,000,000
Commitment shares							3,000,000
Stock Price Guarantee Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued, value			$ 15,325
Shares issued			250,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued shares for convertible debentures			19,404,168
Series D Convertible Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued shares for convertible debentures			1,940,417
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted			1,466,666		277,778	1,200,000